Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 166,453	£ 174,605
Trading portfolio liabilities	(56,908)	(58,669)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	78,014	75,498
Trading portfolio liabilities	(37,050)	(40,547)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	74,859	86,353
Trading portfolio liabilities	(19,858)	(18,122)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	13,470	12,653
Trading portfolio liabilities	0	0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	110	101
Trading portfolio liabilities	£ 0	£ 0